Investments and Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Investments and Loan Receivable
Schedule of investments and loan receivable

	At December 31,	At December 31,
	2022	2021
Loan receivable	$—	$39.7
	$—	$39.7

Equity investments	$224.6	$235.1
Warrants	2.6	0.8
	$227.2	$235.9

Schedule of equity method investments

	At December 31,	At December 31,
	2022	2021
Labrador Iron Ore Royalty Corporation ("LIORC")	$157.0	$187.4
Other	67.6	47.7
	$224.6	$235.1

Schedule of unrealized gains (losses) on available-for-sale investments recognized in other comprehensive income

	2022	2021
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$(42.3)	$26.0
Income tax recovery (expense) in other comprehensive income	5.6	(3.4)
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$(36.7)	$22.6

(b)	Loan Receivable